Dividends - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Aug. 18, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of dividends [line items]
Tax rate		30.00%	30.00%	30.00%
Proceeds/(settlements) of cash management related instruments		$ (85)	$ (296)	$ 292
Major ordinary share transactions [member]
Disclosure of dividends [line items]
Dividend per share, after period-end	$ 0.55		$ 0.78	$ 0.63
Dividend amount, after period-end	$ 2,782	0	$ 3,944	$ 3,356
Proceeds/(settlements) of cash management related instruments		$ 322
BHP Group Limited [member]
Disclosure of dividends [line items]
Number of ordinary shares represented by each American Depositary Share		2
Tax rate		30.00%
BHP Group Plc [member]
Disclosure of dividends [line items]
Number of ordinary shares represented by each American Depositary Share		2